Faegre Drinker Biddle & Reath LLP

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December 16, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Alberto Zapata

Re:	Lincoln Benefit Life Company (the “Depositor” or the “Company”)
Lincoln Benefit Life Variable Life Account (the “Separate Account”) (File No. 811-09154)
TotalAccumulatorSM Variable Adjustable Life Insurance Policies (the “Policies”) (File No. 333-148224)
Post-Effective Amendment No. 14

Ladies and Gentlemen:

On behalf of the Company, transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 14 under the Securities Act and Amendment No. 106 under the 1940 Act to the Registration Statement on Form N-6 of the Policies and the Separate Account (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to comply with the amendments to Form N-6 set forth in the adopting release for Rule 498A under the Securities Act(1). As discussed with the staff, the Company intends to delay effectiveness of the Amendment until on or about May 1, 2021.

Questions and comments concerning the Amendment may be directed to the undersigned at (202) 230-5230, or, in my absence, to Joshua Lindauer at (212) 248-3298.

Respectfully,

/s/ Josephine Cicchetti
Josephine Cicchetti

Enclosures

cc:        Megan Curoe

(1)  Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Investment Company Act Release No. 33814 (Mar. 11, 2020) (the “Rule 498A Adopting Release”).